Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenues	$ 21,877,234	$ 31,357,546
Cost of revenues	(12,299,331)	(15,532,065)
Gross profit	9,577,903	15,825,481
Operating expenses:
Selling and marketing	3,699,676	3,593,053
General and administrative	1,441,736	1,275,679
Research and development	746,898	1,134,505
Total operating expenses	5,888,310	6,003,237
Operating income	3,689,593	9,822,244
Other income (expenses):
Interest income	67,511	29,841
Interest expense	(58,154)	(42,886)
Other income	210,023	95,252
Total other income	219,380	82,207
Income before income taxes	3,908,973	9,904,451
Income tax provision	(722,858)	(1,481,154)
Net income	3,186,115	8,423,297
Less: net income attributable to noncontrolling interests	(1,812)
Net income attributable to Happiness Biotech Group Limited	3,184,303	8,423,297
Other comprehensive income (loss):
Foreign currency translation adjustment	3,015,157	(3,099,751)
Comprehensive income	6,201,272	5,323,546
Less: comprehensive income attributable to noncontrolling interest:
Net income	(1,812)
Foreign currency translation adjustments	(5,166)
Comprehensive income attributable to Happiness Biotech Group Limited	$ 6,194,294	$ 5,323,546
Basic and diluted earnings per ordinary share
Basic and diluted	$ 0.13	$ 0.37
Weighted average number of ordinary shares outstanding
Basic and diluted	25,039,560	23,000,000